SUPPLEMENT DATED SEPTEMBER 19, 2012
TO
PROSPECTUSES DATED

MAY 2, 2011
FOR SUN LIFE FINANCIAL MASTERS CHOICE II NY,
SUN LIFE FINANCIAL MASTERS FLEX II NY, SUN LIFE FINANCIAL MASTERS EXTRA II NY
 AND SUN LIFE FINANCIAL MASTERS I SHARE NY

APRIL 29, 2011
FOR SUN LIFE FINANCIAL MASTERS EXTRA NY, SUN LIFE FINANCIAL MASTERS ACCESS NY, SUN LIFE FINANCIAL MASTERS CHOICE NY AND SUN LIFE FINANCIAL MASTERS FLEX NY

MAY 21, 2007
FOR FUTURITY NY

MAY 1, 2007
FOR SUN LIFE FINANCIAL MASTERS REWARD NY AND SUN LIFE FINANCIAL MASTERS SELECT NY

MAY 1, 2003
FUTURITY ACCOLADE NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C

In August, 2012, the Board of Trustees of the Sun Capital Advisers Trust (the “Trust”) approved, subject to shareholder approval to be sought at a shareholder meeting in November, 2012, the following actions to occur on or about December 7, 2012.  The actions are part of a transition and integration plan whereby management of the funds of the Trust will be transferred to Massachusetts Financial Services Company (“MFS”) and the Trust will be integrated into the MFS family of variable insurance funds.  The Trust and MFS are both affiliates of Sun Life Assurance Company of Canada (U.S.).
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I.  The merger of certain Sun Capital funds into MFS Series.

If your Contract has any investment option listed in the “Existing Funds” column in the table immediately below, those options will be merged into the corresponding investment options listed in the “Successor Funds” column.  If Successor Funds which correspond with your current investment options in the Existing Funds column are not current investment options under your Contract, they will be added as investment options immediately prior to the merger date.
EXISTING FUNDS	SUCCESSOR FUNDS
1. SC WMC Large Cap Growth Fund	1. MFS Growth Series
2. SC Davis Venture Value Fund	2. MFS Research Series
3. SC WMC Blue Chip Mid Cap Fund	3. MFS Mid Cap Growth Series
4. SC Invesco Small Cap Growth Fund	4. MFS New Discovery Series
5. Sun Capital Investment Grade Bond Fund	5. MFS Research Bond Series
6. SC PIMCO Total Return Fund	6. MFS Research Bond Series
7. SC Lord Abbett Growth & Income Fund	7. MFS Value Series
8. SC PIMCO High Yield Fund	8. MFS High Yield Portfolio

II.  The transitioning of certain Sun Capital funds into MFS Portfolios.

If your Contract has any investment option listed in the “Transitioning Funds” column in the table immediately below, those options will be transitioned into the corresponding MFS Portfolio listed in the “Funds as Renamed” column.  The “Funds as Renamed” will have different investment strategies from the “Transitioning Funds” to reflect MFS’ investment process and MFS will be the adviser.

TRANSITIONING FUNDS	FUNDS AS RENAMED
1. Sun Capital Global Real Estate Fund	1. MFS Global Real Estate Portfolio
2. SC BlackRock Inflation Protected Bond Fund	2. MFS Inflation Adjusted Bond Portfolio
3. SC Columbia Small Cap Value Fund	3. MFS New Discovery Value Portfolio
4. SC Goldman Sachs Mid Cap Value Fund	4. MFS Mid Cap Value Portfolio
5. SC Goldman Sachs Short Duration Fund	5. MFS Limited Maturity Portfolio
6. SC Ibbotson Balanced Fund*	6. MFS Moderate Allocation Portfolio*
7. SC Ibbotson Conservative Fund*	7. MFS Conservative Allocation Portfolio*
8. SC Ibbotson Growth Fund*	8. MFS Growth Allocation Portfolio*
9. SC BlackRock Small Cap Index Fund	9. MFS Blended Research Small Cap Portfolio
*If a “Transitioning Fund” is an investment option that is a “Designated Fund” under your Contract, the corresponding “Fund as Renamed” will also be a “Designated Fund”.

III.  The liquidation of SC AllianceBernstein International Value Fund, SC BlackRock International Index Fund, SC BlackRock Large Cap Index Fund and Sun Capital Money Market Fund.

In anticipation of the liquidation of the funds, effective immediately, transfers of Account Value out of a liquidating fund will not count against any contractual transfer limit, provided that no subsequent transfer is made back into a liquidating fund.  On the liquidation date, any remaining Account Value in a liquidating fund will be automatically transferred to the MFS Money Market Portfolio.  If the MFS Money Market Portfolio is not a current investment option under your Contract, it will be added as an investment option on or immediately prior to the liquidation date.
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If you had Account Value allocated to any of the Existing Funds in item I, the Transitioning Funds in item II, or the liquidating funds in item III on the record date of September 4, 2012, you will receive proxy materials in early October, 2012. These proxy materials will provide additional detail surrounding each proposed transaction and should answer any questions you may have regarding the above.

Please retain this supplement with your prospectus for future reference.